Segment Information (Geographical Revenues and Income before Income Taxes) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Segment Reporting Information [Line Items]
Total Revenues		¥ 658,097	¥ 725,499	¥ 1,262,014	¥ 1,517,796
Income before Income Taxes		109,991	117,001	220,945	252,612
Japan | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues		539,887	600,013	1,025,293	1,270,724
Income before Income Taxes		83,879	76,594	154,142	168,992
The Americas | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[1]	50,410	53,063	99,000	107,847
Income before Income Taxes	[1]	15,096	21,113	43,964	40,427
Other Countries | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[2]	67,800	72,423	137,721	139,225
Income before Income Taxes	[2]	¥ 11,016	¥ 19,294	¥ 22,839	¥ 43,193

[1]	Mainly the United States
[2]	Mainly Asia, Europe, Australasia and Middle East